Note 3 - Loans Held for Investment (Tables)	9 Months Ended
Sep. 30, 2020
Notes Tables
Schedule of Accounts, Notes, Loans and Financing Receivable [Table Text Block]
				Weighted Average
Loan Type	Outstanding Face Amount	Carrying Value (1)	Loan Count	Fixed Rate (2)	Coupon (3)	Life (years) (4)
September 30, 2020
SFR Loans, held-for-investment	$861,580	$927,632	27	100.00%	4.91%	7.60
Mezzanine loan, held-for-investment	7,500	7,500	1	100.00%	6.50%	2.75
Preferred equity, held-for-investment	28,877	29,027	4	100.00%	8.04%	6.47
	$897,957	$964,159	32	100.00%	5.03%	7.53

Schedule of Loan and Preferred Equity Portfolio Activity [Table Text Block]
	Held-for-Investment	Total
Balance at December 31, 2019	$—	$—
Contributions from noncontrolling interests in the OP	967,202	967,202
Originations	7,500	7,500
Proceeds from principal repayments	(1,987)	(1,987)
Proceeds from redemption of mezzanine loan, net	(3,221)	(3,221)
Amortization of loan premium, net (1)	(5,056)	(5,056)
Loan loss provision, net (2)	(279)	(279)
Balance at September 30, 2020	$964,159	$964,159

Financing Receivable Credit Quality Indicators [Table Text Block]
September 30, 2020
	Number of	Carrying	% of Loan
Risk Rating	Loans	Value	Portfolio
1	—	$—	—
2	—	—	—
3	32	964,159	100.00%
4	—	—	—
5	—	—	—
	32	$964,159	100.00%

Schedule of Loans Held for Investment as a Percentage of Face Amount by Geographic Areas [Table Text Block]
Geography	September 30, 2020
Georgia	43.44%
Florida	21.98%
Texas	8.52%
Minnesota	5.21%
Alabama	4.15%
New Jersey	2.00%
Maryland	1.90%
North Carolina	1.88%
Mississippi	1.13%
Michigan	1.06%
Oklahoma	1.04%
Tennessee	0.97%
Connecticut	0.92%
Missouri	0.83%
New York	0.71%
Illinois	0.70%
Nebraska	0.64%
Virginia	0.63%
Massachusetts	0.60%
Ohio	0.50%
Indiana	0.49%
South Carolina	0.08%
Pennsylvania	0.25%
Kentucky	0.22%
Arkansas	0.15%
100.00%
Collateral Property Type	September 30, 2020
Single Family Rental	95.95%
Multifamily	4.05%
100.00%